EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES (Tables)	12 Months Ended
Dec. 31, 2024
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
Schedule of employee costs and purchase of goods and services

	2024	2023	2022
Employee costs	$663.3	$636.4	$539.5
Less employee costs capitalized to property, plant and equipment and to intangible assets	(172.5)	(164.1)	(141.8)
	490.8	472.3	397.7
Purchase of goods and services:[1]
Royalties and rights	386.7	425.5	416.0
Cost of products sold	902.0	824.6	460.3
Subcontracting costs	101.1	109.9	92.9
Marketing and distribution expenses	85.1	95.1	62.1
Other	534.0	496.3	376.3
	2,008.9	1,951.4	1,407.6
	$2,499.7	$2,423.7	$1,805.3
1	Cost of inventories included in purchase of goods and services amounted to $746.5 million in 2024 ($739.8 million in 2023 and $444.2 million in 2022). Write-downs of inventories totalling $5.3 million were recognized in purchase of goods and services in 2024 ($3.8 million in 2023 and $3.1 million in 2022).